Insurance Contracts_Insurance Income And Expenses(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure Of Insurance Income And Expenses
Sub-total	[1]	₩ 14,386,640	$ 13,246,025	₩ 12,317,182	₩ 11,975,070
Premium income		12,872,727		11,173,367	10,730,227
Reinsurance income		823,500		850,871	873,053
Reversal of policy reserves		85		993	344
Separate account income		216,485		216,429	360,664
Income from change in reinsurance assets		467,729		42,432	0
Other insurance income		6,114		33,090	10,782
Sub-total	[1]	14,086,647	$ 12,969,816	12,017,670	11,484,954
Insurance claims paid		5,264,829		5,046,772	4,415,760
Dividend expenses		11,661		9,902	9,400
Refunds of surrender value		3,286,150		2,870,543	2,855,573
Reinsurance expenses		1,127,304		1,018,007	947,560
Provision for policy reserves		2,709,903		1,547,264	1,608,519
Separate account expenses		113,703		139,810	276,412
Administration expenses		563,085		453,016	418,646
Amortization of deferred acquisition costs		767,633		679,279	606,073
Expenses from change in reinsurance assets		163		314	89,621
Claim survey expenses paid		58,873		52,123	38,782
Other insurance expenses		183,343		200,640	218,608
Net insurance income		₩ 299,993		₩ 299,512	₩ 490,116

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.